Cash and Cash Equivalents and Short-term Investments (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Cash and Cash Equivalents and Short-term Investments
Cash at bank and on hand	$ 105,995,000	$ 129,968,000
Bank deposits maturing in three months or less	97,958,000	153,621,000
Cash and cash equivalents	203,953,000	283,589,000
Bank deposits maturing over three months	598,500,000	602,747,000
Cash and cash equivalents and short-term investments	$ 802,453,000	$ 886,336,000
Minimum
Cash and Cash Equivalents and Short-term Investments
Maturities for short-term investments (in days)	91 days	91 days
Maximum
Cash and Cash Equivalents and Short-term Investments
Maturities for short-term investments (in days)	186 days	187 days